OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Prepaid Expense and Other Assets [Abstract]
Government authorities	$ 5,202	$ 7,856
Advances to suppliers	467	668
Deferred charges and prepaid expenses	4,417	4,304
Financial institutions	5,543	3,493
Guarantee deposit	481	356
Hedging asset	451	198
Other	491	201
Other accounts receivable and prepaid expenses, Total	$ 17,052	$ 17,076